Fees Summary	Oct. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 25,156,253
Previously Paid Amount	3,736.60
Total Fee Amount	3,474.08
Total Offset Amount	(0)
Net Fee	$ 0